UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Quarter End March 31, 2008

Check here if Amendment [ ]; Amendment Number:______
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:       Veredus Asset Management LLC
Address:    6060 Dutchmans Lane Suite 320
            Louisville, KY 40205

Form 13F File Number: 28-7802

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       James R. Jenkins
Title:      V.P. & Chief Operating Officer
Phone:      (502) 899-4080

Signature, Place, and Date of Signing:

JAMES R. JENKINS           LOUISVILLE, KENTUCKY               April 4, 2008
----------------           --------------------               -------------
  [Signature]                 [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                                     ----------
Form 13F Information Table Entry Total:              90
                                                     ----------
Form 13F Information Table Value Total:              $1,044,644
                                                     ----------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                        VALUE                SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
                 NAME                TITLE   CUSIP     (000s)     SHARES     PRN  CALL   DISCRTN    MGRS    SOLE     SHARE   NONE
------------------------------------------------------------------------------------------------------------------------------------
AERO VIRONMENT INC.                  com   008073108      7,421     362,900  SH            SOLE              322,125          40,775
AGCO                                 com   001084102      3,964      66,200  SH            SOLE               66,200
AKAMAI TECHNOLGIES                   com   00971T101      7,031     249,675  SH            SOLE              249,675
AMERIGON INC.                        com   03070L300     12,317     832,240  SH            SOLE              741,665          90,575
AMPHENOL CORP                        com   032095101      3,975     106,700  SH            SOLE              106,700
ASPEN TECHNOLOGY INC                 com   045327103     24,518   1,923,005  SH            SOLE            1,714,930         208,075
AUTHENTEC INC.                       com   052660107     10,353   1,041,500  SH            SOLE              928,550         112,950
AVNET INC                            com   053807103      1,803      55,100  SH            SOLE               55,100
AXSYS TECHNOLOGIES INC.              com   054615109     14,408     288,850  SH            SOLE              257,350          31,500
BIO-RAD LABORATORIES INC.            com   090572207     15,697     176,475  SH            SOLE              156,925          19,550
BUCKEYE TECHNOLOGIES INC.            com   118255108      6,957     623,400  SH            SOLE              554,825          68,575
BUCKLE INC                           com   118440106     17,176     384,000  SH            SOLE              340,675          43,325
BUCYRUS INTL                         com   118759109     26,081     256,575  SH            SOLE              228,375          28,200
BURGER KING HOLDINGS INC.            com   121208201      2,722      98,400  SH            SOLE               98,400
CAMERON INTERNATIONAL CORP           com   13342B105      3,285      78,900  SH            SOLE               78,900
CARRIZO OIL & GAS INC                com   144577103     22,430     378,440  SH            SOLE              337,290          41,150
CHESAPEAKE ENERGY CORP               com   165167107        941      20,400  SH            SOLE               20,400
CIENA CORPORATION                    com   171779309     24,024     779,250  SH            SOLE              691,900          87,350
CISCO SYSTEMS INC.                   com   17275r102      5,237     217,400  SH            SOLE              217,400
CNH GLOBAL N.V.***                   com   N20935206      2,758      53,000  SH            SOLE               53,000
CONCUR TECHNOLOGIES INC.             com   206708109     16,794     540,855  SH            SOLE              479,305          61,550
COSTCO WHOLESALE CORP                com   22160k105      2,963      45,600  SH            SOLE               45,600
CROCS INC                            com   227046109     15,498     887,100  SH            SOLE              789,325          97,775
CURTISS-WRIGHT CORP                  com   231561101     13,083     315,400  SH            SOLE              280,850          34,550
DECKERS OUTDOOR CORP                 com   243537107     27,300     253,200  SH            SOLE              225,200          28,000
DICK'S SPORTING GOODS                com   253393102     25,525     953,140  SH            SOLE              849,490         103,650
DOLBY LABORATORIES INC.              com   25659T107      5,110     140,925  SH            SOLE              140,925
EMCOR GROUP INC                      com   29084Q100     19,713     887,554  SH            SOLE              788,590          98,964
EXPRESS SCRIPTS INC.                 com   302182100      3,911      60,800  SH            SOLE               60,800
FALCONSTOR SOFTWARE INC.             com   306137100     13,606   1,787,925  SH            SOLE            1,588,625         199,300
FIRST SOLAR INC.                     com   336433107      3,698      16,000  SH            SOLE               16,000
FLIR SYSTEMS INC                     com   302445101      4,766     158,400  SH            SOLE              158,400
FLOWSERVE CORP                       com   34354P105      3,392      32,500  SH            SOLE               32,500
FLUOR CORP                           com   343412102      2,160      15,300  SH            SOLE               15,300
FREEPORT-MCMORAN COPPER & GOLD INC.  com   35671D857      3,618      37,600  SH            SOLE               37,600
GAMESTOP                             com   36467W109     10,295     199,100  SH            SOLE              199,100
GARMIN LTD***                        com   G37260109      4,267      79,000  SH            SOLE               79,000
GILEAD SCIENCES INC                  com   375558103      4,613      89,525  SH            SOLE               89,525
GUESS? INC                           com   401617105     29,374     725,825  SH            SOLE              660,050          65,775
HITTITE MICROWAVE CORP               com   43365Y104     22,891     611,739  SH            SOLE              545,250          66,489
HOLOGIC INC                          com   436440101     29,265     526,350  SH            SOLE              471,565          54,785
HORNBECK OFFSHORE SERVICES INC.      com   440543106     12,413     271,800  SH            SOLE              241,600          30,200
ILLUMINA INC.                        com   452327109     54,260     714,890  SH            SOLE              646,840          68,050
INTUITIVE SURGICAL INC               com   46120E602      4,671      14,400  SH            SOLE               14,400
INVITROGEN CORP                      com   46185R100      2,637      30,850  SH            SOLE               30,850
J. CREW GROUP INC.                   com   46612H402     21,724     491,825  SH            SOLE              431,625          60,200
JA SOLAR HOLDINGS CO. LTD**          com   466090107     38,284   2,058,275  SH            SOLE            1,832,175         226,100
JACK IN THE BOX INC.                 com   466367109     14,097     524,630  SH            SOLE              466,055          58,575
JACOBS ENGR GROUP INC                com   469814107      3,466      47,100  SH            SOLE               47,100
JOY GLOBAL INC                       com   481165108      3,388      52,000  SH            SOLE               52,000
KBR INC.                             com   48242W106      1,867      67,325  SH            SOLE               67,325
KOPPERS HOLDINGS INC.                com   50060P106     12,550     283,225  SH            SOLE              252,100          31,125
LAYNE CHRISTENSEN CO.                com   521050104     13,217     377,399  SH            SOLE              336,099          41,300
MASTERCARD INC. (CI A)               com   57636Q104      3,847      17,250  SH            SOLE               17,250
MCDERMOTT INTERNATIONAL INC.         com   580037109      2,783      50,775  SH            SOLE               50,775
MCDONALDS CORP                       com   580135101      2,878      51,600  SH            SOLE               51,600
MICROSOFT CORP                       com   594918104      3,536     124,600  SH            SOLE              124,600
MIDDLEBY CORP.                       com   596278101     14,471     231,950  SH            SOLE              202,200          29,750
NEWFIELD EXPLORATION CO              com   651290108      2,430      45,975  SH            SOLE               45,975
NIKE INC  CL B                       com   654106103      3,196      47,000  SH            SOLE               47,000
NOKIA CORP.**                        com   654902204      2,667      83,800  SH            SOLE               83,800
OCEANEERING INTERNATIONAL INC.       com   675232102      5,828      92,500  SH            SOLE               92,500
OM GROUP INC                         com   670872100     25,397     465,650  SH            SOLE              414,200          51,450
OMNITURE INC.                        com   68212S109     19,349     833,650  SH            SOLE              742,300          91,350
PERINI CORP                          com   713839108     17,376     479,600  SH            SOLE              426,525          53,075
PETROQUEST ENERGY INC                com   716748108      8,583     494,965  SH            SOLE              439,665          55,300
POLYPORE INTERNATIONAL INC.          com   73179V103      1,142      55,175  SH            SOLE               49,125           6,050
RED ROBIN GOURMET BURGERS            com   75689M101     15,695     417,750  SH            SOLE              372,100          45,650
RESEARCH MOTION LTD                  com   760975102      5,878      52,375  SH            SOLE               52,375
ROBBINS & MYERS INC.                 com   770196103     18,045     552,670  SH            SOLE              489,545          63,125
SALESFORCE.COM INC                   com   79466L302      4,566      78,900  SH            SOLE               78,900
SANDRIDGE ENERGY INC                 com   80007P307     11,296     288,525  SH            SOLE              256,300          32,225
SOHU.COM INC                         com   83408W103     23,826     527,950  SH            SOLE              471,075          56,875
SOLERA HOLDINGS INC.                 com   83421A104      2,436     100,000  SH            SOLE               88,975          11,025
ST JUDE MEDICAL INC                  com   790849103      3,092      71,600  SH            SOLE               71,600
SUN HEALTHCARE GROUP INC.            com   866933401      9,354     711,900  SH            SOLE              634,225          77,675
SYNTEL INC.                          com   87162H103      9,114     341,975  SH            SOLE              304,450          37,525
TALEO CORP.                          com   87424N104      8,882     457,850  SH            SOLE              408,025          49,825
TASER INTERNATIONAL INC              com   87651B104     18,601   1,978,880  SH            SOLE            1,763,430         215,450
TJX COMPANIES                        com   872540109      3,026      91,500  SH            SOLE               91,500
TURBOCHEF TECHNOLOGIES INC.          com   900006206      4,243     650,800  SH            SOLE              581,150          69,650
UNDER ARMOUR INC.                    com   904311107     25,837     705,925  SH            SOLE              628,575          77,350
UNITED STATES STEEL CORP             com   912909108      3,324      26,200  SH            SOLE               26,200
URS CORP                             com   903236107     27,759     849,162  SH            SOLE              756,655          92,507
VALMONT INDUSTRIES INC               com   920253101     12,322     140,200  SH            SOLE              124,500          15,700
VISA INC.                            com   92826C839        935      15,000  SH            SOLE               15,000
WARNACO GROUP INC                    com   934390402     30,268     767,450  SH            SOLE              682,475          84,975
WESTERN DIGITAL CORP                 com   958102105      2,704     100,000  SH            SOLE              100,000
WILLBROS GROUP INC***                com   969199108     24,359     796,055  SH            SOLE              710,105          85,950
WRIGHT MEDICAL GROUP                 com   98235T107      8,085     334,925  SH            SOLE              297,775          37,150

                                                      1,044,644